Description of Business and Segmented Disclosures - Income Statement (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross revenues	CAD 18,986	CAD 13,312
Royalties	(363)	(305)
Marketing and other	(40)	(88)
Revenues, net of royalties	18,583	12,919
Purchases of crude oil and products	11,566	7,356
Production, operating and transportation expenses (note 20)	2,679	2,724
Selling, general and administrative expenses (note 20)	650	544
Depletion, depreciation, amortization and impairment (notes 9, 10)	2,882	2,462
Expense arising from exploration for and evaluation of mineral resources	146	188
Loss (gain) on sale of assets	46	1,634
Other – net	(18)	(27)
Expenses	17,859	11,613
Earnings from operating activities	724	1,306
Share of equity investment gain (note 11)	61	15
Net foreign exchange gains (losses)	(6)	13
Finance income	37	17
Finance expenses	(392)	(401)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(361)	(371)
Earnings before income taxes	424	950
Current tax expense (income) and adjustments for current tax of prior periods	(3)	(1)
Deferred tax expense (income)	(359)	29
Tax expense (income), continuing operations	(362)	28
Net earnings	786	922
Property, plant and equipment, net	24,078	24,593
Intersegment revenues	1,550	1,299
Upstream
Disclosure of operating segments [line items]
Gross revenues	6,954	4,991
Royalties	(363)	(305)
Marketing and other	(40)	(88)
Revenues, net of royalties	6,551	4,598
Purchases of crude oil and products	1,855	889
Production, operating and transportation expenses (note 20)	1,663	1,780
Selling, general and administrative expenses (note 20)	269	237
Depletion, depreciation, amortization and impairment (notes 9, 10)	2,239	1,828
Expense arising from exploration for and evaluation of mineral resources	146	188
Loss (gain) on sale of assets	41	1,631
Other – net	(2)	50
Expenses	6,129	3,341
Earnings from operating activities	422	1,257
Share of equity investment gain (note 11)	61	15
Net foreign exchange gains (losses)	0	0
Finance income	5	5
Finance expenses	(131)	(145)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(126)	(140)
Earnings before income taxes	357	1,132
Current tax expense (income) and adjustments for current tax of prior periods	(34)	(100)
Deferred tax expense (income)	131	141
Tax expense (income), continuing operations	97	41
Net earnings	260	1,091
Intersegment revenues	1,250	988
Upstream | Exploration and Production(1)
Disclosure of operating segments [line items]
Gross revenues	4,978	4,036
Royalties	(363)	(305)
Marketing and other	0	0
Revenues, net of royalties	4,615	3,731
Purchases of crude oil and products	0	32
Production, operating and transportation expenses (note 20)	1,650	1,760
Selling, general and administrative expenses (note 20)	265	232
Depletion, depreciation, amortization and impairment (notes 9, 10)	2,237	1,815
Expense arising from exploration for and evaluation of mineral resources	146	188
Loss (gain) on sale of assets	42	192
Other – net	6	53
Expenses	4,262	3,888
Earnings from operating activities	353	(157)
Share of equity investment gain (note 11)	12	(1)
Net foreign exchange gains (losses)	0	0
Finance income	5	5
Finance expenses	(131)	(145)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(126)	(140)
Earnings before income taxes	239	(298)
Current tax expense (income) and adjustments for current tax of prior periods	(34)	(100)
Deferred tax expense (income)	99	19
Tax expense (income), continuing operations	65	(81)
Net earnings	174	(217)
Intersegment revenues	1,250	988
Upstream | Infrastructure and Marketing(2)
Disclosure of operating segments [line items]
Gross revenues	1,976	955
Royalties	0	0
Marketing and other	(40)	(88)
Revenues, net of royalties	1,936	867
Purchases of crude oil and products	1,855	857
Production, operating and transportation expenses (note 20)	13	20
Selling, general and administrative expenses (note 20)	4	5
Depletion, depreciation, amortization and impairment (notes 9, 10)	2	13
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	(1)	1,439
Other – net	(8)	(3)
Expenses	1,867	(547)
Earnings from operating activities	69	1,414
Share of equity investment gain (note 11)	49	16
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	0	0
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	0	0
Earnings before income taxes	118	1,430
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	32	122
Tax expense (income), continuing operations	32	122
Net earnings	86	1,308
Intersegment revenues	0	0
Revenue from construction contracts	280	0
Costs of construction contracts	234	0
Revenue from construction contracts, percentage of completion method	259	0
Costs of construction contracts, percentage of completion method	236	0
Downstream | Reportable segments
Disclosure of operating segments [line items]
Gross revenues	13,582	9,620
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	13,582	9,620
Purchases of crude oil and products	11,261	7,766
Production, operating and transportation expenses (note 20)	1,016	944
Selling, general and administrative expenses (note 20)	77	60
Depletion, depreciation, amortization and impairment (notes 9, 10)	564	547
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	5	3
Other – net	(22)	(187)
Expenses	12,891	9,127
Earnings from operating activities	691	493
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(27)	(11)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(27)	(11)
Earnings before income taxes	664	482
Current tax expense (income) and adjustments for current tax of prior periods	110	0
Deferred tax expense (income)	106	140
Tax expense (income), continuing operations	216	140
Net earnings	448	342
Intersegment revenues	300	311
Downstream | Upgrading
Disclosure of operating segments [line items]
Gross revenues	1,440	1,324
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	1,440	1,324
Purchases of crude oil and products	983	808
Production, operating and transportation expenses (note 20)	197	168
Selling, general and administrative expenses (note 20)	9	4
Depletion, depreciation, amortization and impairment (notes 9, 10)	99	103
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net	0	(1)
Expenses	1,288	1,082
Earnings from operating activities	152	242
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(1)	(1)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(1)	(1)
Earnings before income taxes	151	241
Current tax expense (income) and adjustments for current tax of prior periods	63	0
Deferred tax expense (income)	(22)	66
Tax expense (income), continuing operations	41	66
Net earnings	110	175
Intersegment revenues	192	157
Downstream | Canadian Refined Products
Disclosure of operating segments [line items]
Gross revenues	2,787	2,301
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	2,787	2,301
Purchases of crude oil and products	2,219	1,770
Production, operating and transportation expenses (note 20)	256	241
Selling, general and administrative expenses (note 20)	53	43
Depletion, depreciation, amortization and impairment (notes 9, 10)	111	102
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	5	3
Other – net	(1)	(10)
Expenses	2,633	2,143
Earnings from operating activities	154	158
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(12)	(7)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(12)	(7)
Earnings before income taxes	142	151
Current tax expense (income) and adjustments for current tax of prior periods	45	0
Deferred tax expense (income)	(7)	41
Tax expense (income), continuing operations	38	41
Net earnings	104	110
Intersegment revenues	108	154
Downstream | U.S. Refining and Marketing
Disclosure of operating segments [line items]
Gross revenues	9,355	5,995
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	9,355	5,995
Purchases of crude oil and products	8,059	5,188
Production, operating and transportation expenses (note 20)	563	535
Selling, general and administrative expenses (note 20)	15	13
Depletion, depreciation, amortization and impairment (notes 9, 10)	354	342
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net	(21)	(176)
Expenses	8,970	5,902
Earnings from operating activities	385	93
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(14)	(3)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(14)	(3)
Earnings before income taxes	371	90
Current tax expense (income) and adjustments for current tax of prior periods	2	0
Deferred tax expense (income)	135	33
Tax expense (income), continuing operations	137	33
Net earnings	234	57
Intersegment revenues	0	0
Corporate and Eliminations(3)
Disclosure of operating segments [line items]
Gross revenues	(1,550)	(1,299)
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	(1,550)	(1,299)
Purchases of crude oil and products	(1,550)	(1,299)
Production, operating and transportation expenses (note 20)	0	0
Selling, general and administrative expenses (note 20)	304	247
Depletion, depreciation, amortization and impairment (notes 9, 10)	79	87
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net	6	110
Expenses	(1,161)	(855)
Earnings from operating activities	(389)	(444)
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	(6)	13
Finance income	32	12
Finance expenses	(234)	(245)
Finance Income, Expenses, Interest And Net Foreign Exchange Gain (Loss)	(208)	(220)
Earnings before income taxes	(597)	(664)
Current tax expense (income) and adjustments for current tax of prior periods	(79)	99
Deferred tax expense (income)	(596)	(252)
Tax expense (income), continuing operations	(675)	(153)
Net earnings	78	(511)
Intersegment revenues	CAD 0	CAD 0